Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Income Taxes (Textual)
Tax rate, Percent				16.00%
Preferred enterprise development area tax rate				9.00%
Operating loss carryforwards	$ 78,848
Deferred Tax Assets, Capital Loss Carryforwards	$ 41,262
Dividend distribution tax rate	20.00%
Benefited enterprise benefits income tax rate, Percent	23.00%	24.00%	25.00%
Decrease in deferred tax assets	$ (779)	$ 8,018	$ (1,774)
Unrecognized income taxes	271	$ 127
Legislative Amendments [Member]
Income Taxes (Textual)
Reduces corporate tax rate, description			Which reduced the corporate tax rate to 24%, (instead of 25%) effective from January 1, 2017 and further to 23%, effective from January 1, 2018.
Pointer Argentina [Member]
Income Taxes (Textual)
Operating loss carryforwards	$ 57
Pointer Argentina [Member] | Maximum [Member]
Income Taxes (Textual)
Operating loss carryforwards, Expiration period	2023
Pointer Argentina [Member] | Minimum [Member]
Income Taxes (Textual)
Operating loss carryforwards, Expiration period	2020
Pointer Mexico [Member]
Income Taxes (Textual)
Operating loss carryforwards	$ 1,943
Pointer Mexico [Member] | Maximum [Member]
Income Taxes (Textual)
Operating loss carryforwards, Expiration period	2028
Pointer Mexico [Member] | Minimum [Member]
Income Taxes (Textual)
Operating loss carryforwards, Expiration period	2019
Pointer Brazil [Member]
Income Taxes (Textual)
Operating loss carryforwards	$ 3,739
Pointer South Africa [Member]
Income Taxes (Textual)
Operating loss carryforwards	$ 6,631